EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year	$ 1,480	$ 1,690
Acquisitions through business combinations	461	20
Additions	134	430
Dispositions	0	(534)
Impairment	0	(29)
Share of net income	165	13	$ 57
Share of other comprehensive income (loss)	2	(16)
Distributions received	(167)	(89)
Foreign currency translation	(10)	(5)
Balance at end of period	$ 2,065	$ 1,480	$ 1,690